TRANSACTION COSTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
TRANSACTION COSTS.
Schedule of composition of transaction costs, grouped by major classifications

	Three Months Ended
	March 31,
	2021	2020
Network fees	$(718)	$4,126
Bank and processor fees	17,554	18,207
Card costs	394	793
Capital advance costs	587	655
Chargebacks and operational losses	1,164	645
Other	1,174	367
	$20,155	$24,793

	Year Ended December 31,
	2020	2019	2018
Network fees	$16,744	$18,981	$16,223
Bank and processor fees	68,544	68,029	58,963
Card costs	2,563	3,129	2,995
CA costs	1,984	902	153
Chargeback losses	5,637	2,638	2,024
Other	1,568	986	1,010
	$97,040	$94,665	$81,368